                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Global Advisers, LLC
Address: 470 Park Avenue South
         4th Floor South
         New York, NY 10016

Form 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tina Larsson
Title: President, Horizon Global Advisers, LLC
Phone: (646)495-7330

Signature, Place, and Date of Signing:


/s/ Tina Larsson                            New York, NY             2/5/08
-------------------------------------   --------------------   -----------------
             [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:         123
Form 13F Information Table Value Total:    $752,775
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

           COLUMN 1            COLUMN 2  COLUMN 3 COLUMN 4  COLUMN 5             COLUMN 6        COLUMN 7     COLUMN 8
                                 TITLE              FAIR                        INVESTMENT       -------- ----------------
                                  OF               MARKET             PUT/      DISCRETION         OTHER  VOTING AUTHORITY
        NAME OF ISSUER           CLASS    CUSIP     VALUE    SHARES   CALL SOLE   SHARED   OTHER MANAGERS SOLE SHARED NONE
------------------------------ -------- --------- -------- ---------- ---- ---- ---------- ----- -------- ---- ------ ----
URBANA CORP                    CLASS A  91707P208  $33,035  6,414,700      SOLE                  NONE     SOLE
LEUCADIA NATIONAL CORP                  527288104  $31,709    673,236      SOLE                  NONE     SOLE
NYSE EURONEXT                           629491101  $31,536    359,312      SOLE                  NONE     SOLE
BROOKFIELD ASSET MGMT INC               112585104  $28,564    795,079      SOLE                  NONE     SOLE
NASDAQ STK MKT INC                      631103108  $25,989    525,139      SOLE                  NONE     SOLE
NRG ENERGY INC                          629377508  $24,252    559,580      SOLE                  NONE     SOLE
CALPINE CORP SR CONTINGENT NT
   CONV 4.75%                           131347BJ4  $21,031 21,005,000      SOLE                  NONE     SOLE
GAZPROM O A O SPON ADR REG S
   REST                                 368287207  $20,294    357,934      SOLE                  NONE     SOLE
RELIANT ENERGY INC                      75952B105  $19,712    751,239      SOLE                  NONE     SOLE
SIERRA PACIFIC RESOURCES                826428104  $18,560  1,093,086      SOLE                  NONE     SOLE
DYNEGY INC                     CLASS A  26817G102  $17,166  2,404,280      SOLE                  NONE     SOLE
HUSKY ENERGY INC                        448055103  $17,135    384,300      SOLE                  NONE     SOLE
IMPERIAL OIL LTD                        453038408  $16,580    299,521      SOLE                  NONE     SOLE
LONDON STOCK EXCHANGGROUP PLC           G5689U103  $16,431    417,148      SOLE                  NONE     SOLE
ICAHN ENTERPRISES LP  DEP
   UNITS                                451100101  $15,880    122,419      SOLE                  NONE     SOLE
CANADIAN NAT RES LTD                    136385101  $15,806    216,110      SOLE                  NONE     SOLE
HONG KONG EXCHANGES AND
   CLEARING LTD                         Y3506N121  $14,922    526,000      SOLE                  NONE     SOLE
ALLEGHENY ENERGY INC                    017361106  $14,404    226,448      SOLE                  NONE     SOLE
ENCANA CORP                             292505104  $14,078    205,799      SOLE                  NONE     SOLE
BEIJING CAPITAL INTERNATIONAL
   AIRPORT                              Y07717104  $13,519  7,962,000      SOLE                  NONE     SOLE
AMERICAN REAL ESTATE PARTNERS
   CVT NOTE                             029169AA7  $13,444 11,800,000      SOLE                  NONE     SOLE
BANK OF NEW YORK MELLON                 064057102  $12,376    253,822      SOLE                  NONE     SOLE
VOSTOK GAS  LTD                         G93922105  $11,842    146,200      SOLE                  NONE     SOLE
LAS VEGAS SANDS CORP                    517834107  $11,473    111,342      SOLE                  NONE     SOLE
LEGG MASON INC                          524901105  $10,550    144,227      SOLE                  NONE     SOLE
FEDERAL NATL MTG ASSN                   313586109   $9,400    235,142      SOLE                  NONE     SOLE
XSTRATA PLC                             G9826T102   $9,151    129,500      SOLE                  NONE     SOLE
HUANENG PWR INTL INC SPONSORED
   ADR                                  443304100   $8,453    204,693      SOLE                  NONE     SOLE
CNOOC LTD SPONSORED ADR                 126132109   $8,405     50,201      SOLE                  NONE     SOLE
GROUPE BRUXELLES LAMBERT GBL            B4746J115   $7,990     62,200      SOLE                  NONE     SOLE
SEARS HLDGS CORP                        812350106   $7,946     77,870      SOLE                  NONE     SOLE
ANGLO AMERN PLC-UNSP ADR                03485P102   $7,754    255,329      SOLE                  NONE     SOLE
COHEN & STEERS INC                      19247A100   $7,354    245,400      SOLE                  NONE     SOLE
NYSE EURONEXT                           629491101   $7,132    146,000 CALL SOLE                  NONE     SOLE
APOLLO INVT CORP                        03761U106   $6,855    402,100      SOLE                  NONE     SOLE
POWER CORP OF CANADA                    739239101   $6,281    154,450      SOLE                  NONE     SOLE
LAS VEGAS SANDS CORP                    517834107   $6,160     93,200 CALL SOLE                  NONE     SOLE
SINGAPORE EXCHANGE LTD                  Y79946102   $6,107    655,000      SOLE                  NONE     SOLE
INVESCO PLC SPONSORED ADR               46127U104   $5,981    190,600      SOLE                  NONE     SOLE
BLACKSTONE GROUP                        09253U108   $5,908    267,009      SOLE                  NONE     SOLE
AMERICAN CAP STRATEGIES LTD             024937104   $5,721    173,600      SOLE                  NONE     SOLE
LOEWS CORP                              540424108   $5,668    112,600      SOLE                  NONE     SOLE
LEHMAN BROTHERS HOLDINGS INC            524908100   $5,609     85,719      SOLE                  NONE     SOLE
LIBERTY GLOBAL INC             CLASS A  530555101   $5,486    140,000      SOLE                  NONE     SOLE
BEAR STEARNS COS INC                    073902108   $5,448     61,734      SOLE                  NONE     SOLE
MELCO PBL ENTMNT LTD ADR                585464100   $5,163    446,700      SOLE                  NONE     SOLE
BERKSHIRE HATHAWAY INC         CLASS A  084670108   $5,097         36      SOLE                  NONE     SOLE
ICICI BK LTD ADR                        45104G104   $5,065     82,360      SOLE                  NONE     SOLE
INTERCONTINENTAL EXCH ANGE INC          45865V100   $4,883     25,370      SOLE                  NONE     SOLE
BERKSHIRE HATHAWAY HLDG CO     CLASS B  084670207   $4,816      1,017      SOLE                  NONE     SOLE
ARUZE CORP                              J0204H106   $4,329    115,600      SOLE                  NONE     SOLE
FOREST CITY ENTERPRISES INC    CLASS A  345550107   $4,231     95,210      SOLE                  NONE     SOLE
MORGAN STANLEY                          617446448   $4,182     78,753      SOLE                  NONE     SOLE
CME GROUP INC                  CLASS A  12572Q105   $4,157      6,060      SOLE                  NONE     SOLE
PROGRESSIVE CORP OF OHIO                743315103   $3,995    208,532      SOLE                  NONE     SOLE
URBANA CORP WT EXP 071209               91707P125   $3,958  2,656,400      SOLE                  NONE     SOLE
FRANKLIN RES INC                        354613101   $3,867     33,800      SOLE                  NONE     SOLE
VORNADO RLTY TR                         929042109   $3,814     43,370      SOLE                  NONE     SOLE

CALPINE CORP 6% CVT NOTE                131347BM7   $3,784  4,350,000      SOLE                  NONE     SOLE
WYNN RESORTS LTD                        983134107   $3,740     33,360      SOLE                  NONE     SOLE
GENERAL DYNAMICS CORP                   369550108   $3,559     40,000      SOLE                  NONE     SOLE
STUDENT LOAN CORP                       863902102   $3,450     31,368      SOLE                  NONE     SOLE
GOLDMAN SACHS GROUP INC                 38141G104   $3,305     32,500 CALL SOLE                  NONE     SOLE
EL PASO CORP                            28336L109   $3,095    179,551      SOLE                  NONE     SOLE
CARNIVAL CORP                           143658300   $2,818     63,350      SOLE                  NONE     SOLE
WARNER MUSIC GROUP 9 1/2
   12/15/14                             92930MAF0   $2,775  4,337,000      SOLE                  NONE     SOLE
DREAMWORKS ANIMATION SKG INC   CLASS A  26153C103   $2,659    104,140      SOLE                  NONE     SOLE
COMMERCIAL METALS CO                    201723103   $2,456     83,400      SOLE                  NONE     SOLE
MASTERCARD INC                          57636Q104   $2,365     10,991      SOLE                  NONE     SOLE
GOLDMAN SACHS GROUP INC                 38141G104   $2,322     10,800      SOLE                  NONE     SOLE
GOLDMAN SACHS GROUP INC                 38141G104   $2,248     19,600 CALL SOLE                  NONE     SOLE
NYSE EURONEXT                           629491101   $2,144     44,800 CALL SOLE                  NONE     SOLE
ALEXANDERS INC                          014752109   $2,087      5,910      SOLE                  NONE     SOLE
NYSE EURONEXT                           629491101   $1,998     46,600 CALL SOLE                  NONE     SOLE
STATE BANK OF INDIA GDR REG S           856552203   $1,913     15,200      SOLE                  NONE     SOLE
LEHMAN BROTHERS HOLDINGS INC            524908100   $1,875     66,500 CALL SOLE                  NONE     SOLE
BANK NY MELLON CORP                     064058100   $1,796     62,800 CALL SOLE                  NONE     SOLE
CATHAY GENERAL BANCORP                  149150104   $1,683     63,570      SOLE                  NONE     SOLE
UCBH HOLDINGS INC                       90262T308   $1,654    116,840      SOLE                  NONE     SOLE
U S GLOBAL INVS INC                     902952100   $1,569     94,200      SOLE                  NONE     SOLE
CME GROUP INC                           12572Q105   $1,543      3,200 CALL SOLE                  NONE     SOLE
AFFILIATED MGRS GRP                     008252108   $1,529     23,000 CALL SOLE                  NONE     SOLE
SHERRITT INTERNATIONAL                  823901103   $1,521    114,500      SOLE                  NONE     SOLE
FRANKLIN RESOURCES INC                  354613101   $1,506     30,000 CALL SOLE                  NONE     SOLE
PREFERRED BK LOS ANGLES CALIF           740367107   $1,430     54,970      SOLE                  NONE     SOLE
EAST WEST BANCORP INC                   27579R104   $1,415     58,430      SOLE                  NONE     SOLE
BANK NY MELLON CORP                     064058100   $1,410     66,200 CALL SOLE                  NONE     SOLE
PENN WEST ENERGY TR TR UNIT             707885109   $1,340     51,600      SOLE                  NONE     SOLE
MORGAN STANLEY                          617446448   $1,303     55,700 CALL SOLE                  NONE     SOLE
NARA BANCORP INC                        63080P105   $1,274    109,200      SOLE                  NONE     SOLE
MERRILL LYNCH & CO INC                  590188108   $1,234     23,000      SOLE                  NONE     SOLE
AQUILA INC                              03840P102   $1,199    321,507      SOLE                  NONE     SOLE
CENTER FINL CORP CALIF                  15146E102   $1,123     91,160      SOLE                  NONE     SOLE
NYSE EURONEXT                           629491101   $1,099     20,800 CALL SOLE                  NONE     SOLE
CME GROUP INC                           12572Q105     $992      2,400 CALL SOLE                  NONE     SOLE
NATIONAL ENERGY GROUP INC               635812209     $975    232,900      SOLE                  NONE     SOLE
GETTY IMAGES INC                        374276103     $928     32,000      SOLE                  NONE     SOLE
CANADIAN OIL SANDS TR NEW UNIT          13642L100     $645     16,463      SOLE                  NONE     SOLE
MERRILL LYNCH & CO INC                  590188108     $586     34,500 CALL SOLE                  NONE     SOLE
LEHMAN BROTHERS HOLDINGS INC            524908100     $563     16,000 CALL SOLE                  NONE     SOLE
MORGAN STANLEY                          617446448     $449     16,900 CALL SOLE                  NONE     SOLE
BEAR STEARNS COS                        073902108     $420      8,000 PUT  SOLE                  NONE     SOLE
FRANKLIN RESOURCES INC                  354613101     $396     18,900 PUT  SOLE                  NONE     SOLE
LOEWS CORP                              540424108     $383     75,200 PUT  SOLE                  NONE     SOLE
SUNCOR ENERGY INC                       867229106     $382      3,501      SOLE                  NONE     SOLE
BEAR STEARNS COS                        073902108     $373      8,000 PUT  SOLE                  NONE     SOLE
BEAR STEARNS COS                        073902108     $369     24,000 CALL SOLE                  NONE     SOLE
MERRILL LYNCH & CO INC                  590188108     $366     11,600 PUT  SOLE                  NONE     SOLE
EURONEXT NV AMSTERDAM                   N3113K363     $339      2,500      SOLE                  NONE     SOLE
LEHMAN BROTHERS HOLDINGS INC            524908100     $332     13,200 CALL SOLE                  NONE     SOLE
BEAR STEARNS COS                        073902108     $315     33,900 CALL SOLE                  NONE     SOLE
MERRILL LYNCH & CO INC                  590188108     $305     11,400 PUT  SOLE                  NONE     SOLE
MORGAN STANLEY                          617446448     $300     13,800 PUT  SOLE                  NONE     SOLE
MARATHON OIL CORP                       565849106     $292      4,817      SOLE                  NONE     SOLE
MORGAN STANLEY                          617446448     $282     13,200 CALL SOLE                  NONE     SOLE
BEAR STEARNS COS                        073902108     $277      6,400 PUT  SOLE                  NONE     SOLE
NYSE EURONEXT                           629491101     $260     46,500 PUT  SOLE                  NONE     SOLE
GOLDMAN SACHS GROUP INC                 38141G104     $246      9,100 PUT  SOLE                  NONE     SOLE
WARNER MUSIC GROUP CORP                 934550104     $241     39,800      SOLE                  NONE     SOLE
LEHMAN BROTHERS HOLDINGS INC            524908100     $236      7,800 CALL SOLE                  NONE     SOLE
FRANKLIN RESOURCES INC                  354613101     $223      8,200 PUT  SOLE                  NONE     SOLE

NYSE EURONEXT                           629491101     $218     23,500 PUT  SOLE                  NONE     SOLE
MERRILL LYNCH & CO INC                  590188108     $207      8,600 CALL SOLE                  NONE     SOLE
                                                  $752,775